INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax
Theoretical tax benefit	$ (29,776)	$ (29,201)	$ (34,503)
Increase (decrease) in tax rate due to:
Change in valuation allowance	8,489	14,968	14,622
Share-based compensation	14,806	10,184	8,324
Tax benefit relating to exercise of disqualified ISO	(1,394)	(3,069)	0
Initial public offering costs	(1,800)	(5,399)	0
Preferred technological enterprise	15,523	14,460	16,757
Currency differences	768	18	(2,998)
Other	790	370	(10)
Effective tax	$ 7,406	$ 2,331	$ 2,192
Rate
Theoretical tax benefit	23.00%	23.00%	23.00%
Change in valuation allowance	(7.00%)	(12.00%)	(10.00%)
Share-based compensation	(11.00%)	(8.00%)	(5.00%)
Tax benefit relating to exercise of disqualified ISO	1.00%	2.00%	0.00%
Initial public offering costs	1.00%	4.00%	0.00%
Preferred technological enterprise	(12.00%)	(11.00%)	(11.00%)
Currency differences	1.00%	0.00%	2.00%
Other	1.00%	0.00%	0.00%
Effective tax	(2.00%)	(2.00%)	(1.00%)